Investments in Marketable Securities - Schedule of Investments in Marketable Securities (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 77,907,000	$ 83,171,000
Gross Unrealized Gains	2,000
Gross Unrealized Losses	(41,000)	(41,000)
Fair Value	77,868,000	83,130,000	$ 0	$ 0
U.S. Treasury bonds
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	29,718,000	29,742,000
Gross Unrealized Losses	(9,000)	(17,000)
Fair Value	29,709,000	29,725,000
Corporate bonds
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	25,504,000	25,522,000
Gross Unrealized Gains	2,000
Gross Unrealized Losses	(18,000)	(21,000)
Fair Value	25,488,000	25,501,000
Commercial paper
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	10,387,000	15,554,000
Fair Value	10,387,000	15,554,000
Asset-backed securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	12,298,000	12,353,000
Gross Unrealized Losses	(14,000)	(3,000)
Fair Value	$ 12,284,000	$ 12,350,000